Oil and Gas Properties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest percentage for wells	19.60%
Development costs	$ 32,600	$ 65,000
Impairment loss	9,892,000
Sale of oil and gas assets	$ 1,087,146
Cendere Oil Field [Member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	9.80%
South akcakoca sub-basin [member]
IfrsStatementLineItems [Line Items]
Development costs	$ 31,400,000	$ 35,144,000
Working Interest rate	49.00%
Impairment loss	$ 9,892,000
Reversal of impairment loss recognised in profit or loss property plant and equipment	50,124,000
Impairment loss recognised in profit or loss property plant and equipment	60,016,000
Sale of oil and gas assets	1,087,146
Proceeds from disposal of oil and gas assets	621,054
Loss from disposal of oil and gas assets	$ 466,092